UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of InvestmentsApril 30, 2022 (unaudited)

1

QUARTERLY REPORT

		Shares	Fair Value
98.94%	COMMON STOCKS

12.65%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	60	$136,931
	Meta Platforms, Inc.*	304	60,943
			197,874

18.96%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	47	116,825
	Darden Restaurant, Inc.	123	16,203
	Dollar Tree, Inc.*	55	8,935
	Expedia Group, Inc.*	111	19,397
	Marriott International, Inc.*	99	17,574
	NVR, Inc.*	4	17,505
	Pool Corp.	43	17,424
	Tesla, Inc.*	95	82,722
			296,585

7.21%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	97	8,687
	Costco Wholesale Corp.	48	25,523
	Kroger Co.	154	8,310
	Molson Coors Beverage Co.	327	17,704
	PepsiCo, Inc.	158	27,130
	The Hershey Co.	36	8,128
	Tyson Foods, Inc., Class A	186	17,328
			112,810

8.19%	ENERGY
	APS Corp.	216	8,841
	Chevron Corp.	52	8,147
	ConocoPhillips	84	8,024
	Devon Energy Corp.	141	8,202
	Diamondback Energy, Inc.	61	7,700
	EOG Resources, Inc.	72	8,407
	Exxon Mobil Corp.	105	8,951
	Marathon Oil Corp.	730	18,192
	Marathon Petroleum Corp.	197	17,190
	Occidental Petroleum Corp.	319	17,574
	Oneok, Inc.	123	7,790
	The Williams Companies, Inc.	264	9,053
			128,071

UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

QUARTERLY REPORT

		Shares	Fair Value
0.50%	FINANCIALS
	WR Berkley Corp.	117	$7,779

2.07%	HEALTH CARE
	AbbVie, Inc.	54	7,931
	Bristol-Myers Squibb Co.	106	7,979
	Cigna Corp.	32	7,897
	UnitedHealth Group, Inc.	28	8,669
			32,476

1.59%	INDUSTRIALS
	CH Robinson Worldwide, Inc.	43	17,082
	Lockheed Martin Corp.	33	7,805
			24,887

39.83%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	201	17,190
	Analog Devices, Inc.	118	18,217
	Apple, Inc.	1,502	236,790
	Broadcom, Inc.	45	24,948
	Jack Henry & Associates, Inc.	91	17,252
	Keysight Technolgies, Inc.*	123	17,253
	Microchip Technology, Inc.	267	17,408
	Microsoft Corp.	679	188,436
	Nvidia Corp	280	51,932
	PTC, Inc.*	150	17,131
	Synopsys, Inc.*	58	16,634
			623,191

3.84%	MATERIALS
	CF Industries Holdings, Inc.	186	18,010
	FMC Corp	66	8,748
	Freeport-McMoran, Inc.	171	6,934
	The Mosaic Co.	291	18,164
	Newmont Goldcorp Corp.	112	8,159
			60,015

0.49%	REAL ESTATE
	Host Hotels & Resorts	381	7,753

UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

QUARTERLY REPORT

		Shares	Fair Value
3.61%	UTILITIES
	American Electric Power Co., Inc.	79	$7,830
	Atmos Energy Corp.	75	8,505
	Centerpoint Energy, Inc.	252	7,714
	Consolidated Edison, Inc.	83	7,697
	DTE Energy Co.	59	7,731
	NiSource, Inc.	285	8,299
	Sempra Energy	54	8,713
			56,489

98.94%	TOTAL COMMON STOCKS		1,547,930

0.23%	MONEY MARKET FUND
	Dreyfus Tresury Securities Cash Management **0.32%	3,632	3,632

99.17%	TOTAL INVESTMENTS		1,551,562
0.83%	Other assets, net of liabilities		12,921
100.00%	NET ASSETS		$1,564,483

*Non-income producing

**Effective 7 day yield as of April 30, 20222

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

UBC ALGORITHMIC FUNDAMENTALS ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

QUARTERLY REPORT

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$1,547,930	$—	$—	$1,547,930
Money Market	3,632			3,632
Total Investments	$1,551,562	$—	$—	$1,551,562

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2022.

At April 30, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,732,619 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,271
Gross unrealized depreciation	(185,328)
Net unrealized appreciation	$(181,057)